Fair Value Measurements - Other Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	$ 72,361.2		$ 74,021.7		$ 70,769.7
Loans	4,670.9		3,559.3		2,162.9
Derivatives	1,087.4		2,374.5		2,660.9
Derivatives	1,222.3		1,944.2		1,955.8
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	390.0		465.1		599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,746.3		8,442.0		5,286.6
Derivatives	1,087.4		2,374.5		2,660.9
Other investments	145.7		167.0		215.1
Assets held in separate accounts	103,853.6		97,667.4		88,714.5
Other derivatives	1,222.3		1,944.2		1,955.8
Short-term debt			1,064.6		1,054.6
Long-term debt	3,514.5		3,171.1		1,343.1
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Limited partnerships/corporations	390.0		465.1		599.6
Cash and cash equivalents, short-term investments and short-term investments under securirites loan agreement	4,746.3		8,442.0		5,286.6
Derivatives	1,087.4		2,374.5		2,660.9
Other investments	152.1		173.7		220.1
Assets held in separate accounts	103,853.6		97,667.4		88,714.5
Other derivatives	1,222.3		1,944.2		1,955.8
Short-term debt			1,070.6		1,054.6
Long-term debt	3,641.3		3,386.2		1,448.5
Reinsurance agreements | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	87.0		169.5		137.2
Reinsurance agreements | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivatives	87.0		169.5		137.2
Fixed maturities, available-for-sale, including securities pledged | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	73,394.2		75,287.1		72,669.4
Fixed maturities, available-for-sale, including securities pledged | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	73,394.2		75,287.1		72,669.4
Equity securities, available-for-sale | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	279.6		340.1		353.8
Equity securities, available-for-sale | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments	279.6		340.1		353.8
Mortgage Loans on Real Estate | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,015.6		8,662.3		8,691.1
Mortgage Loans on Real Estate | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	9,126.9		8,954.8		8,943.7
Loans - Dutch State obligation | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans			0		1,792.7
Loans - Dutch State obligation | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans			0		1,806.4
Policy Loans | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,147.5		2,200.3		2,263.9
Policy Loans | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans	2,147.5		2,200.3		2,263.9
Funding agreements without fixed maturities and deferred annuities(1) | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	49,401.6	[1]	50,133.7	[1]	50,872.6	[1]
Funding agreements without fixed maturities and deferred annuities(1) | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	53,269.1	[1]	56,851.0	[1]	55,014.7	[1]
Funding agreements with fixed maturities and guaranteed investment contracts | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,316.6		3,784.0		5,559.0
Funding agreements with fixed maturities and guaranteed investment contracts | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,208.9		3,671.0		5,261.0
Supplementary contracts, immediate annuities and other | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,228.4		3,109.2		3,037.0
Supplementary contracts, immediate annuities and other | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	3,452.0		3,482.3		3,311.9
Within annuity products | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,566.7		1,434.3		1,304.9
Within annuity products | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,566.7		1,434.3		1,304.9
GMAB/GMWB/GMWBL | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,175.9		2,035.4		2,272.2
GMAB/GMWB/GMWBL | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,175.9		2,035.4		2,272.2
Stabilizer and MCGs | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	11.0		102.0		221.0
Stabilizer and MCGs | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 11.0		$ 102.0		$ 221.0

[1]	Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.